Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Expenses

Note 7 - Accrued Expenses

Accrued expenses consist of the following:

	March 31,	December 31,
	2012	2011
	(unaudited)

Accrued commissions	$140,606	$164,123
Accrued payroll	337,704	328,942
Accrued payroll taxes(1)	519,135	537,289
Accrued vacation	163,966	150,207
Accrued professional fees	63,570	259,733

Total accrued expenses	$1,224,981	$1,440,294

(1)	Includes accrual for interest and penalties.

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In 2011, the IRS placed Federal tax liens aggregating approximately $502,000 against the Company in connection with these unpaid payroll taxes. The Company is currently in discussions with the IRS to implement an installment payment plan.

Note 5 - Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2011	2010
Accrued commissions	$164,123	$27,890
Accrued payroll	328,942	95,067
Accrued payroll taxes(1)	537,289	297,622
Accrued vacation	150,207	134,251
Accrued professional fees	262,492	32,517

Total accrued expenses	$1,443,053	$587,347

(1)   Includes accrual for interest and penalties.

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In 2011, the IRS placed Federal tax liens aggregating approximately $502,000 against the Company in connection with these unpaid payroll taxes. The Company is currently in discussions with the IRS to implement an installment payment plan.